UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RIVERBRIDGE GROWTH FUND
Investor Class (RIVRX)

Institutional Class (RIVBX)

RIVERBRIDGE ECO LEADERS® FUND

Investor Class (ECOLX)

Institutional Class (RIVEX)

SEMI-ANNUAL REPORT

MAY 31, 2018

RIVERBRIDGE FUNDS

Each a series of Investment Managers Series Trust

Table of Contents
Schedule of Investments	1
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Expense Examples	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.8%
	Consumer Discretionary – 14.5%
2,678	Amazon.com, Inc.*	$4,364,122
26,653	Five Below, Inc.*	1,884,634
60,100	Gentex Corp.	1,444,203
22,963	Grand Canyon Education, Inc.*	2,551,189
28,823	LKQ Corp.*	915,707
38,733	Starbucks Corp.	2,194,999
		13,354,854
	Consumer Staples – 2.5%
54,634	Reckitt Benckiser Group PLC - ADR[1]	843,002
23,774	Walgreens Boots Alliance, Inc.	1,483,260
		2,326,262
	Financials – 1.4%
33,299	PRA Group, Inc.*	1,285,341

	Health Care – 16.6%
14,959	athenahealth, Inc.*	2,250,881
15,095	Cerner Corp.*	900,870
6,219	Chemed Corp.	2,027,394
54,347	Evolent Health, Inc. - Class A*	1,111,396
12,687	Henry Schein, Inc.*	877,940
22,520	MEDNAX, Inc.*	1,032,542
15,072	Neogen Corp.*	1,141,101
35,555	Roche Holding A.G. ADR[1]	953,230
9,095	UnitedHealth Group, Inc.	2,196,533
18,668	Veeva Systems, Inc. - Class A*	1,444,157
13,685	West Pharmaceutical Services, Inc.	1,272,705
		15,208,749
	Industrials – 29.9%
6,040	3M Co.	1,191,269
20,728	A.O. Smith Corp.	1,307,315
8,983	Acuity Brands, Inc.	1,062,240
20,700	Beacon Roofing Supply, Inc.*	867,330
7,724	CoStar Group, Inc.*	2,944,543
43,541	Fastenal Co.	2,317,688
46,861	Healthcare Services Group, Inc.	1,694,025
25,145	HEICO Corp.	2,309,820
39,456	IHS Markit Ltd.* 1	1,944,392
27,040	Proto Labs, Inc.*	3,261,024
72,916	Ritchie Bros Auctioneers, Inc.[1]	2,484,977
48,195	Rollins, Inc.	2,398,665
9,637	Snap-on, Inc.	1,424,541

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (continued)
21,383	Verisk Analytics, Inc. - Class A*	$2,271,730
		27,479,559
	Information Technology – 28.7%
962	Alphabet, Inc. - Class A*	1,058,200
962	Alphabet, Inc. - Class C*	1,043,760
14,073	Analog Devices, Inc.	1,367,614
11,178	ANSYS, Inc.*	1,819,778
32,401	Cisco Systems, Inc.	1,383,847
37,960	Fiserv, Inc.*	2,755,896
27,327	Globant S.A.* 1	1,407,340
39,807	Microsoft Corp.	3,934,524
48,322	National Instruments Corp.	2,011,162
13,396	Paycom Software, Inc.*	1,412,876
20,915	salesforce.com, Inc.*	2,704,937
6,863	Tyler Technologies, Inc.*	1,589,608
8,999	Ultimate Software Group, Inc.*	2,359,088
11,937	Visa, Inc. - Class A	1,560,405
		26,409,035
	Materials – 5.2%
18,540	Ecolab, Inc.	2,643,989
8,304	International Flavors & Fragrances, Inc.	1,014,168
7,246	Praxair, Inc.	1,132,260
		4,790,417
	Total Common Stocks (Cost $60,786,945)	90,854,217

	Short-Term Investments – 1.2%
1,100,276	Fidelity Institutional Treasury Fund, 1.60%[2]	1,100,276

	Total Short-Term Investments (Cost $1,100,276)	1,100,276

	Total Investments – 100.0% (Cost $61,887,221)	91,954,493
	Liabilities less other assets – 0.0%	(24,566)

	Total Net Assets – 100.0%	$91,929,927

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

SUMMARY OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrials	29.9%
Information Technology	28.7%
Health Care	16.6%
Consumer Discretionary	14.5%
Materials	5.2%
Consumer Staples	2.5%
Financials	1.4%
Total Common Stocks	98.8%
Short-Term Investments	1.2%
Total Investments	100.0%
Liabilities less other assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.5%
	Consumer Discretionary – 12.8%
94	Amazon.com, Inc.*	$153,184
662	Dorman Products, Inc.*	42,712
985	Grand Canyon Education, Inc.*	109,434
1,240	LKQ Corp.*	39,395
1,540	Starbucks Corp.	87,272
		431,997
	Consumer Staples – 1.3%
717	Walgreens Boots Alliance, Inc.	44,734

	Financials – 1.2%
1,059	PRA Group, Inc.*	40,877

	Health Care – 18.4%
541	athenahealth, Inc.*	81,404
542	Cerner Corp.*	32,347
312	Chemed Corp.	101,712
1,939	Evolent Health, Inc. - Class A*	39,652
461	Henry Schein, Inc.*	31,901
835	MEDNAX, Inc.*	38,285
593	Neogen Corp.*	44,896
1,430	Roche Holding A.G. ADR[1]	38,338
472	UnitedHealth Group, Inc.	113,993
664	Veeva Systems, Inc. - Class A*	51,367
508	West Pharmaceutical Services, Inc.	47,244
		621,139
	Industrials – 27.8%
730	A.O. Smith Corp.	46,041
306	Acuity Brands, Inc.	36,184
798	Beacon Roofing Supply, Inc.*	33,436
290	CoStar Group, Inc.*	110,554
628	Exponent, Inc.	61,732
1,519	Fastenal Co.	80,856
898	HEICO Corp.	82,490
1,902	IHS Markit Ltd.* 1	93,731
422	Middleby Corp.*	42,040
1,107	Proto Labs, Inc.*	133,504
2,757	Ritchie Bros Auctioneers, Inc.[1]	93,959
273	Snap-on, Inc.	40,355
762	Verisk Analytics, Inc. - Class A*	80,955
		935,837

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Information Technology – 30.9%
61	Alphabet, Inc. - Class A*	$67,100
513	Analog Devices, Inc.	49,853
537	ANSYS, Inc.*	87,424
1,694	Fiserv, Inc.*	122,984
963	Globant S.A.* 1	49,595
492	MAXIMUS, Inc.	29,963
1,414	Microsoft Corp.	139,760
1,811	National Instruments Corp.	75,374
476	Paycom Software, Inc.*	50,204
743	Power Integrations, Inc.	55,836
780	salesforce.com, Inc.*	100,877
243	Tyler Technologies, Inc.*	56,284
375	Ultimate Software Group, Inc.*	98,306
428	Visa, Inc. - Class A	55,948
		1,039,508
	Materials – 5.1%
669	Ecolab, Inc.	95,406
302	International Flavors & Fragrances, Inc.	36,883
256	Praxair, Inc.	40,003
		172,292
	Total Common Stocks (Cost $2,609,329)	3,286,384

	Short-Term Investments – 2.4%
80,332	Fidelity Institutional Treasury Fund, 1.60%[2]	80,332

	Total Short-Term Investments (Cost $80,332)	80,332

	Total Investments – 99.9% (Cost $2,689,661)	3,366,716
	Other assets less liabilities – 0.1%	2,136

	Total Net Assets – 100.0%	$3,368,852

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

SUMMARY OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Information Technology	30.9%
Industrials	27.8%
Health Care	18.4%
Consumer Discretionary	12.8%
Materials	5.1%
Consumer Staples	1.3%
Financials	1.2%
Total Common Stocks	97.5%
Short-Term Investments	2.4%
Total Investments	99.9%
Other assets less liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2018 (Unaudited)

Assets:	Growth Fund	Eco Leaders Fund
Investments, at value (cost $61,887,221 and $2,689,661, respectively)	$91,954,493	$3,366,716
Receivables:
Fund shares sold	-	159
Dividends and interest	100,950	2,272
Due from Advisor	-	16,336
Prepaid expenses	18,044	15,308
Total assets	92,073,487	3,400,791

Liabilities:
Payables:
Fund shares redeemed	59,793	250
Shareholder servicing fees (Note 8)	1,467	2,094
Distribution fees (Note 7)	973	320
Advisory fees	42,604	-
Auditing fees	8,637	8,632
Fund administration fees	8,202	4,758
Fund accounting fees	7,147	5,417
Transfer agent fees and expenses	4,577	4,378
Legal fees	3,474	1,874
Trustees' fees and expenses	1,229	437
Chief Compliance Officer fees	985	1,463
Trustees' deferred compensation (Note 3)	893	857
Custody fees	192	535
Accrued other expenses	3,387	924
Total liabilities	143,560	31,939
Net Assets	$91,929,927	$3,368,852

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$60,153,983	$2,559,069
Accumulated net investment loss	(133,957)	(14,531)
Accumulated net realized gain on investments	1,842,629	147,259
Net unrealized appreciation on investments	30,067,272	677,055
Net Assets	$91,929,927	$3,368,852

Investor Class:
Net assets applicable to shares outstanding	$4,651,745	$1,622,565
Shares of beneficial interest issued and outstanding	244,151	115,266
Net asset value, offering and redemption price per share	$19.05	$14.08

Institutional Class:
Net assets applicable to shares outstanding	$87,278,182	$1,746,287
Shares of beneficial interest issued and outstanding	4,520,402	123,054
Net asset value, offering and redemption price per share	$19.31	$14.19

See accompanying Notes to Financial Statements.

Riverbridge Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2018 (Unaudited)

Investment Income:	Growth Fund	Eco Leaders Fund
Dividends (net of foreign withholding taxes of $9,649 and $327, respectively)	$366,677	$9,125
Interest	11,213	567
Total investment income	377,890	9,692

Expenses:
Advisory fees	338,046	12,876
Fund administration fees	47,803	21,234
Shareholder servicing fees (Note 8)	28,736	655
Fund accounting fees	28,482	20,002
Transfer agent fees and expenses	27,114	15,890
Registration fees	15,454	18,100
Legal fees	9,972	9,972
Auditing fees	8,850	8,851
Custody fees	8,075	5,189
Shareholder reporting fees	5,735	1,745
Distribution fees (Note 7)	5,311	1,335
Trustees' fees and expenses	4,491	3,390
Chief Compliance Officer fees	3,915	3,915
Miscellaneous	3,190	1,645
Insurance fees	648	575

Total expenses	535,822	125,374
Advisory fees waived	(79,783)	(12,876)
Other expenses absorbed	-	(97,572)
Net expenses	456,039	14,926
Net investment loss	(78,149)	(5,234)

Realized and Unrealized Gain from Investments:
Net realized gain on investments	1,913,349	180,284
Net change in unrealized appreciation/depreciation on investments	4,741,956	60,058
Net realized and unrealized gain on investments	6,655,305	240,342

Net Increase in Net Assets from Operations	$6,577,156	$235,108

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(78,149)	$(91,067)
Net realized gain on investments	1,913,349	136,578
Net change in unrealized appreciation/depreciation on investments	4,741,956	15,478,190
Net increase in net assets resulting from operations	6,577,156	15,523,701

Distributions to Shareholders:
From net realized gain
Investor class	(3,350)	(114,805)
Institutional class	(68,922)	(1,876,660)
Total distributions to shareholders	(72,272)	(1,991,465)

Capital Transactions:
Net proceeds from shares sold:
Investor class	1,379,989	958,356
Institutional class	12,327,886	14,088,273
Reinvestment of distributions:
Investor class	3,237	108,933
Institutional class	59,250	1,588,985
Cost of shares redeemed:
Investor class[1]	(932,477)	(1,265,451)
Institutional class[2]	(12,429,492)	(5,154,710)
Net increase in net assets from capital transactions	408,393	10,324,386

Total increase in net assets	6,913,277	23,856,622

Net Assets:
Beginning of period	85,016,650	61,160,028
End of period	$91,929,927	$85,016,650

Accumulated net investment loss	$(133,957)	$(55,808)

Capital Share Transactions:
Shares sold:
Investor class	73,802	60,652
Institutional class	663,586	878,093
Shares reinvested:
Investor class	181	7,502
Institutional class	3,272	108,389
Shares redeemed:
Investor class	(49,872)	(81,123)
Institutional class	(656,995)	(323,615)
Net increase from capital share transactions	33,974	649,898

[1]	Net of redemption fee proceeds of $112 and $377, respectively.
[2]	Net of redemption fee proceeds of $255 and $2,075, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(5,234)	$(10,562)
Net realized gain (loss) on investments	180,284	(29,509)
Net change in unrealized appreciation/depreciation on investments	60,058	489,756
Net increase in net assets resulting from operations	235,108	449,685

Distributions to Shareholders:
From net realized gain
Investor class	-	(2,959)
Institutional class	-	(16,921)
Total distributions to shareholders	-	(19,880)

Capital Transactions:
Net proceeds from shares sold:
Investor class	1,251,490	282,561
Institutional class	42,317	123,532
Reinvestment of distributions:
Investor class	-	2,959
Institutional class	-	16,921
Cost of shares redeemed:
Investor class[1]	(326,916)	(33,434)
Institutional class	(538,395)	-
Net increase in net assets from capital transactions	428,496	392,539

Total increase in net assets	663,604	822,344

Net Assets:
Beginning of period	2,705,248	1,882,904
End of period	$3,368,852	$2,705,248

Accumulated net investment loss	$(14,531)	$(9,297)

Capital Share Transactions:
Shares sold:
Investor class	91,655	23,928
Institutional class	3,001	10,195
Shares reinvested:
Investor class	-	275
Institutional class	-	1,565
Shares redeemed:
Investor class	(23,965)	(2,877)
Institutional class	(38,985)	-
Net increase from capital share transactions	31,706	33,086

[1]	Net of redemption fee proceeds of $326 and $3, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended November 30,				For the Period December 31, 2012*
	May 31, 2018 (Unaudited)	2017	2016	2015	2014	through November 30, 2013
Net asset value, beginning of period	$17.77	$14.86	$14.63	$13.97	$13.50	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.06)	(0.04)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain on investments	1.34	3.46	0.57	1.02	0.58	3.53
Total from investment operations	1.30	3.40	0.53	0.97	0.54	3.49

Less Distributions:
From net realized gain	(0.02)	(0.49)	(0.31)	(0.31)	(0.07)	-
Total distributions	(0.02)	(0.49)	(0.31)	(0.31)	(0.07)	-

Redemption fee proceeds[1]	- [2]	- [2]	0.01	- [2]	- [2]	0.01

Net asset value, end of period	$19.05	$17.77	$14.86	$14.63	$13.97	$13.50

Total return[3]	7.29%[4]	23.59%	3.78%	7.14%	3.99%	35.00%[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$4,652	$3,910	$3,462	$4,902	$8,962	$6,293

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.43%[5]	1.48%	1.53%	1.67%	1.72%	2.25%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%	1.25%	1.25%	1.25%	1.25%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.59)%[5]	(0.60)%	(0.56)%	(0.79)%	(0.79)%	(1.37)%[5]
After fees waived and expenses absorbed	(0.41)%[5]	(0.37)%	(0.28)%	(0.37)%	(0.32)%	(0.37)%[5]

Portfolio turnover rate	11%[4]	13%	21%	25%	22%	9%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended November 30,				For the Period December 31, 2012*
	May 31, 2018 (Unaudited)	2017	2016	2015	2014	through November 30, 2013
Net asset value, beginning of period	$17.98	$15.00	$14.73	$14.04	$13.53	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.02)	- [2]	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain on investments	1.37	3.49	0.58	1.02	0.59	3.54
Total from investment operations	1.35	3.47	0.58	1.00	0.58	3.53

Less Distributions:
From net realized gain	(0.02)	(0.49)	(0.31)	(0.31)	(0.07)	-
Total distributions	(0.02)	(0.49)	(0.31)	(0.31)	(0.07)	-

Redemption fee proceeds[1]	- [2]	- [2]	-	- [2]	- [2]	- [2]

Net asset value, end of period	$19.31	$17.98	$15.00	$14.73	$14.04	$13.53

Total return[3]	7.49%[4]	23.84%	4.03%	7.32%	4.28%	35.30%[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$87,278	$81,107	$57,698	$47,697	$37,518	$25,297

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.18%[5]	1.23%	1.28%	1.42%	1.47%	2.00%[5]
After fees waived and expenses absorbed	1.00%[5]	1.00%	1.00%	1.00%	1.00%	1.00%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.34)%[5]	(0.35)%	(0.31)%	(0.54)%	(0.54)%	(1.12)%[5]
After fees waived and expenses absorbed	(0.16)%[5]	(0.12)%	(0.03)%	(0.12)%	(0.07)%	(0.12)%[5]

Portfolio turnover rate	11%[4]	13%	21%	25%	22%	9%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended November 30,		For the Period December 31, 2014*
	May 31, 2018 (Unaudited)	2017	2016	through November 30, 2015
Net asset value, beginning of period	$13.02	$10.81	$10.42	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.08)	(0.06)	(0.07)
Net realized and unrealized gain on investments	1.10	2.40	0.64	0.49
Total from investment operations	1.06	2.32	0.58	0.42

Less Distributions:
From net realized gain	-	(0.11)	(0.19)	-
Total distributions	-	(0.11)	(0.19)	-

Redemption fee proceeds[1]	- [2]	- [2]	-	- [2]

Net asset value, end of period	$14.08	$13.02	$10.81	$10.42

Total return[3]	8.14%[4]	21.73%	5.69%	4.20%[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,623	$619	$284	$214

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.91%[5]	11.24%	12.84%	17.82%[5]
After fees waived and expenses absorbed	1.20%[5]	1.40%	1.40%	1.40%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(8.23)%[5]	(10.53)%	(12.04)%	(17.13)%[5]
After fees waived and expenses absorbed	(0.52)%[5]	(0.69)%	(0.60)%	(0.71)%[5]
Portfolio turnover rate	29%[4]	13%	24%	12%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended November 30,		For the Period December 31, 2014*
	May 31, 2018 (Unaudited)	2017	2016	through November 30, 2015
Net asset value, beginning of period	$13.12	$10.86	$10.45	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.05)	(0.03)	(0.04)
Net realized and unrealized gain on investments	1.09	2.42	0.63	0.49
Total from investment operations	1.07	2.37	0.60	0.45

Less Distributions:
From net realized gain	-	(0.11)	(0.19)	-
Total distributions	-	(0.11)	(0.19)	-

Redemption fee proceeds[1]	-	-	-	-

Net asset value, end of period	$14.19	$13.12	$10.86	$10.45

Total return[2]	8.16%[3]	22.09%	5.87%	4.50%[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,746	$2,086	$1,599	$1,410

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.66%[4]	10.99%	12.59%	17.57%[4]
After fees waived and expenses absorbed	0.95%[4]	1.15%	1.15%	1.15%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(7.98)%[4]	(10.28)%	(11.79)%	(16.88)%[4]
After fees waived and expenses absorbed	(0.27)%[4]	(0.44)%	(0.35)%	(0.46)%[4]
Portfolio turnover rate	29%[3]	13%	24%	12%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2018 (Unaudited)

Note 1 – Organization

Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2014-2017 for the Growth Fund and the open years ended November 30, 2015-2017 for Eco Leaders Fund, and as of and during the six months ended May 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Growth Fund and the Eco Leaders Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.75% and 0.90%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively until March 31, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Eco Leaders Fund’s Investor Class and Institutional Class shares, respectively until March 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees.

In addition to its contractual expense limitation, the Advisor has voluntarily agreed to waive its fees and pay for operating expenses of the Eco Leaders Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively, of the Eco Leaders Fund from December 1, 2017 through December 1, 2018. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period pursuant to this voluntary agreement.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

For the six months ended May 31, 2018, the Advisor waived its advisory fees and absorbed other expenses totaling $79,783 and $110,448 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2018, the amount of these potentially recoverable expenses was $599,684 and $640,496 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

	Growth Fund	Eco Leaders Fund
2018	$198,560	$234,541
2019	156,471	189,729
2020	164,870	216,226
2021	79,783	-*
Total	$599,684	$640,496

*	Per the Supplement dated November 29, 2017, the Advisor has agreed to voluntarily waive all its fees for the Eco Leaders Fund from December 1, 2017, through December 1, 2018 and will not seek recoupment of any advisory fees waived or expenses absorbed during this period.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2018, are reported on the Statements of Operations.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

Note 4 – Federal Income Taxes

At May 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$61,957,916	$2,690,708

Gross unrealized appreciation	$32,528,017	$769,775
Gross unrealized depreciation	(2,531,440)	(93,767)

Net unrealized appreciation on investments	$29,996,577	$676,008

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2017, the components of accumulated earnings/deficit on a tax basis were as follows:

	Growth Fund	Eco Leaders Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	72,247	-
Tax accumulated earnings	72,247	-

Accumulated capital and other losses	(55,808)	(41,275)
Net unrealized appreciation on investments	25,254,621	615,950
Total accumulated earnings	$25,271,060	$574,675

As of November 30, 2017, the Eco Leaders Fund had a long-term non-expiring capital loss carryover of $31,978. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of November 30, 2017, the Growth and Eco Leaders Funds had $55,808 and $9,297, respectively, of qualified late-year ordinary losses which are deferred until fiscal year 2018 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

The tax character of the distributions paid during the fiscal years ended November 30, 2017 and November 30, 2016, were as follows:

	Growth Fund		Eco Leaders Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary Income	$558,488	$180,486	$11,720	$29,888
Net long-term capital gains	1,432,977	910,263	8,160	-
Total distributions paid	$1,991,465	$1,090,749	$19,880	$29,888

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2018 and the year ended November 30, 2017, redemption fees were as follows:

	Six Months Ended May 31, 2018	Year Ended November 30, 2017
Growth Fund	$367	$2,452
Eco Leaders Fund	326	3

Note 6 – Investment Transactions

For the six months ended May 31, 2018, for the Growth Fund and the Eco Leaders Fund, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Growth Fund	$11,497,642	$9,755,313
Eco Leaders Fund	1,166,406	802,628

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended May 31, 2018, for the Growth Fund and Eco Leaders Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2018, for the Growth Fund and Eco Leaders Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, each Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2018, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$90,854,217	$-	$-	$90,854,217
Short-Term Investments	1,100,276	-	-	1,100,276
Total Investments	$91,954,493	$-	$-	$91,954,493

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$3,286,384	$-	$-	$3,286,384
Short-Term Investments	80,332	-	-	80,332
Total Investments	$3,366,716	$-	$-	$3,366,716

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Events Subsequent to the Fiscal Periods End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Riverbridge Funds

EXPENSE EXAMPLES

For the Six Months Ended May 31, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Investor Class only), and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Riverbridge Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/1/17	5/31/18	12/1/17 – 5/31/18*
Actual Performance	$1,000.00	$1,072.90	$6.46
Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.29

Institutional Class	12/1/17	5/31/18	12/1/17 – 5/31/18*
Actual Performance	$1,000.00	$1,074.90	$5.17
Hypothetical (5% annual return before expenses)	1,000.00	1,019.95	5.03

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Riverbridge Funds

EXPENSE EXAMPLES – Continued

For the Six Months Ended May 31, 2018 (Unaudited)

Riverbridge Eco Leaders Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/1/17	5/31/18	12/1/17 – 5/31/18*
Actual Performance	$1,000.00	$1,081.40	$6.22
Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.03

Institutional Class	12/1/17	5/31/18	12/1/17 – 5/31/18*
Actual Performance	$1,000.00	$1,081.60	$4.92
Hypothetical (5% annual return before expenses)	1,000.00	1,020.20	4.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% and 0.95% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

RIVERBRIDGE FUNDS
Each a series of Investment Managers Series Trust

Investment Advisor
Riverbridge Partners, LLC
1200 IDS Center

80 South Eighth Street

Minneapolis, Minnesota 55402

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Riverbridge Growth Fund - Investor Class	RIVRX	46141P 305
Riverbridge Growth Fund - Institutional Class	RIVBX	46141P 404
Riverbridge Eco Leaders® Fund – Investor Class	ECOLX	46141P 602
Riverbridge Eco Leaders® Fund – Institutional Class	RIVEX	46141P 701

Privacy Principles of the Riverbridge Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Riverbridge Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 447-4470 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 447-4470 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 447-4470.

Riverbridge Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 447-4470

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/09/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/09/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/09/18